TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 57,599	¥ 69,106
Less: impairment loss for bad and doubtful debts	(606)	(612)
Trade accounts receivable, net	56,993	68,494
Bills receivable	7,886	16,207
Trade accounts receivable and bills receivable	64,879	84,701
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	3,170	7,941
Associates and joint ventures
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	4,321	4,962
Third parties
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 50,108	¥ 56,203